Vanguard® ESG U.S. Stock ETF
Schedule of Investments (unaudited)
As of November 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.6%)
Basic Materials (1.7%)
	Linde plc	93,630	38,741
	Air Products and Chemicals Inc.	42,388	11,468
	Newmont Corp.	220,067	8,844
	Nucor Corp.	48,112	8,178
	Fastenal Co.	109,045	6,539
	LyondellBasell Industries NV Class A	49,487	4,706
	International Flavors & Fragrances Inc.	48,668	3,669
	Steel Dynamics Inc.	30,693	3,656
	Reliance Steel & Aluminum Co.	11,119	3,061
	Avery Dennison Corp.	15,500	3,015
	CF Industries Holdings Inc.	37,189	2,795
	Albemarle Corp.	22,476	2,726
	International Paper Co.	65,889	2,434
	Mosaic Co.	63,034	2,262
	Royal Gold Inc.	12,486	1,521
	United States Steel Corp.	42,205	1,515
	FMC Corp.	23,804	1,277
	UFP Industries Inc.	11,410	1,251
	Valvoline Inc.	31,502	1,079
	Element Solutions Inc.	42,608	893
	Boise Cascade Co.	7,512	821
	Cabot Corp.	10,544	800
	Huntsman Corp.	32,313	795
	Westlake Corp.	6,134	788
	Balchem Corp.	6,037	753
	Ashland Inc.	9,073	725
	NewMarket Corp.	1,214	644
	Avient Corp.	17,377	597
	Hecla Mining Co.	116,540	580
	Innospec Inc.	4,769	501
*	Livent Corp.	34,230	471
	Sensient Technologies Corp.	7,993	463
	Quaker Chemical Corp.	2,566	459
	Scotts Miracle-Gro Co.	7,694	428
*	Constellium SE Class A	23,500	409
	Minerals Technologies Inc.	6,289	394
	Sylvamo Corp.	6,797	342
	Stepan Co.	3,912	323
*,1	Sigma Lithium Corp.	10,500	315
*	MP Materials Corp.	19,446	309
	Tronox Holdings plc	21,815	278

		Shares	Market Value ($000)
*	Ingevity Corp.	6,781	263
	Orion SA	10,441	249
*	Coeur Mining Inc.	61,419	187
	Kaiser Aluminum Corp.	2,930	171
	Compass Minerals International Inc.	6,328	154
*	Piedmont Lithium Inc.	3,323	86
*	Century Aluminum Co.	10,032	79
			122,014
Consumer Discretionary (15.9%)
*	Amazon.com Inc.	1,720,154	251,297
*	Tesla Inc.	526,827	126,481
	Home Depot Inc.	193,266	60,587
	Costco Wholesale Corp.	84,562	50,123
*	Netflix Inc.	83,697	39,670
	McDonald's Corp.	139,088	39,201
*	Walt Disney Co.	349,351	32,381
	NIKE Inc. Class B	227,079	25,040
	Lowe's Cos. Inc.	111,958	22,261
*	Booking Holdings Inc.	7,072	22,105
	Starbucks Corp.	215,444	21,394
*	Uber Technologies Inc.	370,539	20,891
	TJX Cos. Inc.	219,757	19,363
*	MercadoLibre Inc.	8,799	14,258
	Target Corp.	88,003	11,776
*	Chipotle Mexican Grill Inc. Class A	5,280	11,628
*	O'Reilly Automotive Inc.	11,464	11,262
*	Airbnb Inc. Class A	77,506	9,792
	Marriott International Inc. Class A	47,338	9,595
*	Lululemon Athletica Inc.	21,256	9,497
*	AutoZone Inc.	3,455	9,017
	Ross Stores Inc.	64,161	8,365
*	Copart Inc.	163,978	8,235
	Hilton Worldwide Holdings Inc.	48,991	8,207
	Ford Motor Co.	750,286	7,698
	Electronic Arts Inc.	52,360	7,226
	Yum! Brands Inc.	53,543	6,722
	Lennar Corp. Class A	48,509	6,205
*	Trade Desk Inc. Class A	84,324	5,941
	Estee Lauder Cos. Inc. Class A	44,108	5,632
	Dollar General Corp.	41,936	5,499
*	Take-Two Interactive Software Inc.	31,541	4,990
*	Spotify Technology SA	26,735	4,949
*	Dollar Tree Inc.	39,736	4,911
*	Royal Caribbean Cruises Ltd.	44,559	4,788
*	Warner Bros Discovery Inc.	419,675	4,386
*	Aptiv plc	51,997	4,307
	Tractor Supply Co.	20,935	4,250
	eBay Inc.	101,825	4,176
*	Ulta Beauty Inc.	9,592	4,086
*	Expedia Group Inc.	27,587	3,757
	PulteGroup Inc.	41,577	3,676
	Garmin Ltd.	29,289	3,580
	Genuine Parts Co.	26,707	3,546
*	NVR Inc.	560	3,447
*	ROBLOX Corp. Class A	87,344	3,433
*	Deckers Outdoor Corp.	5,034	3,342
*	Coupang Inc. Class A	208,745	3,190
	Omnicom Group Inc.	37,594	3,031

		Shares	Market Value ($000)
*	Carnival Corp.	189,397	2,852
	Domino's Pizza Inc.	6,721	2,641
	Best Buy Co. Inc.	37,138	2,635
	Pool Corp.	7,316	2,541
*	Live Nation Entertainment Inc.	29,838	2,513
*	Liberty Media Corp.-Liberty Formula One Class C	38,800	2,470
	Williams-Sonoma Inc.	12,126	2,274
	Interpublic Group of Cos. Inc.	73,423	2,257
	LKQ Corp.	50,588	2,253
*	Rivian Automotive Inc. Class A	126,361	2,118
*	Burlington Stores Inc.	12,326	2,090
	News Corp. Class A	94,751	2,088
*	Five Below Inc.	10,587	1,995
	Rollins Inc.	48,652	1,982
*	CarMax Inc.	30,003	1,918
*	Floor & Decor Holdings Inc. Class A	19,803	1,816
	Fox Corp. Class A	61,017	1,802
	Toll Brothers Inc.	20,801	1,787
*	Etsy Inc.	23,407	1,774
	Autoliv Inc.	16,663	1,727
	Service Corp. International	28,007	1,716
*	Grab Holdings Ltd. Class A	564,299	1,715
*	BJ's Wholesale Club Holdings Inc.	25,371	1,638
	Vail Resorts Inc.	7,305	1,587
	Paramount Global Class B	110,233	1,584
*	Skechers USA Inc. Class A	25,388	1,496
	BorgWarner Inc.	44,400	1,496
	Lear Corp.	11,173	1,494
	New York Times Co. Class A	30,762	1,446
	Bath & Body Works Inc.	43,732	1,427
	Tapestry Inc.	44,791	1,419
	Murphy USA Inc.	3,789	1,400
	Wingstop Inc.	5,754	1,383
	Lithia Motors Inc. Class A	5,150	1,375
	Gentex Corp.	44,500	1,353
	H&R Block Inc.	28,899	1,313
	Tempur Sealy International Inc.	31,728	1,279
	Aramark	44,521	1,247
	Wyndham Hotels & Resorts Inc.	15,983	1,236
*	Norwegian Cruise Line Holdings Ltd.	80,641	1,231
*	Crocs Inc.	11,660	1,231
*	SiteOne Landscape Supply Inc.	8,727	1,229
*	elf Beauty Inc.	10,090	1,192
	PVH Corp.	11,915	1,165
*	On Holding AG Class A	40,147	1,165
*	Duolingo Inc. Class A	5,444	1,156
	Hasbro Inc.	24,880	1,155
	Delta Air Lines Inc.	30,746	1,135
	Whirlpool Corp.	10,371	1,129
	VF Corp.	66,551	1,113
*	Planet Fitness Inc. Class A	16,278	1,106
*	Capri Holdings Ltd.	21,754	1,054
	Hyatt Hotels Corp. Class A	8,755	1,005
	Ralph Lauren Corp. Class A	7,556	978
	Meritage Homes Corp.	6,889	973
	Thor Industries Inc.	9,802	971
*	Bright Horizons Family Solutions Inc.	10,899	953
	U-Haul Holding Co.	17,377	941

		Shares	Market Value ($000)
	Nexstar Media Group Inc. Class A	6,557	931
*	Taylor Morrison Home Corp. Class A	19,953	900
*	RH	3,326	898
*	Wayfair Inc. Class A	15,684	875
*	Ollie's Bargain Outlet Holdings Inc.	11,766	862
*	Liberty Media Corp.-Liberty SiriusXM Class A	32,014	862
*	Asbury Automotive Group Inc.	3,966	832
	Macy's Inc.	51,665	819
*	Grand Canyon Education Inc.	5,794	792
*	Coty Inc. Class A	69,022	787
	Group 1 Automotive Inc.	2,702	762
*	AutoNation Inc.	5,576	754
*	Lyft Inc. Class A	64,137	752
	Harley-Davidson Inc.	24,963	749
*,1	GameStop Corp. Class A	51,087	743
*	Goodyear Tire & Rubber Co.	53,422	742
	TKO Group Holdings Inc. Class A	9,590	742
	Gap Inc.	36,879	740
	Southwest Airlines Co.	28,731	735
	KB Home	13,829	720
*	Avis Budget Group Inc.	3,863	706
*	YETI Holdings Inc.	16,526	705
*	Abercrombie & Fitch Co. Class A	9,123	692
	Signet Jewelers Ltd.	8,377	688
	American Eagle Outfitters Inc.	34,641	659
	Choice Hotels International Inc.	5,830	643
*	Visteon Corp.	5,414	642
*	United Airlines Holdings Inc.	15,699	619
	Wendy's Co.	32,938	618
*	Skyline Champion Corp.	10,158	611
*	Madison Square Garden Sports Corp.	3,574	605
*,1	Lucid Group Inc.	142,595	602
	Kontoor Brands Inc.	10,748	591
	TEGNA Inc.	38,300	587
*	Adient plc	18,199	586
	Leggett & Platt Inc.	25,451	582
	Advance Auto Parts Inc.	11,353	577
[1]	Sirius XM Holdings Inc.	122,888	575
	Penske Automotive Group Inc.	3,814	569
*	Carvana Co. Class A	18,137	568
	Newell Brands Inc.	73,161	558
	Steven Madden Ltd.	14,369	545
*	Tri Pointe Homes Inc.	18,406	537
	Marriott Vacations Worldwide Corp.	7,352	536
*	Frontdoor Inc.	15,440	530
*	Hilton Grand Vacations Inc.	15,478	530
	Columbia Sportswear Co.	6,706	525
	LCI Industries	4,661	506
*	Fox Factory Holding Corp.	8,060	504
*	LGI Homes Inc.	4,221	498
	Travel + Leisure Co.	13,885	495
	Kohl's Corp.	20,886	490
	MDC Holdings Inc.	10,898	482
	Carter's Inc.	7,041	480
*	Helen of Troy Ltd.	4,542	477
*	Coursera Inc.	24,100	476
*	Cavco Industries Inc.	1,632	462
	Graham Holdings Co. Class B	735	461

		Shares	Market Value ($000)
*	Adtalem Global Education Inc.	8,068	460
	Rush Enterprises Inc. Class A	11,577	459
	SharkNinja Inc.	9,100	428
	Inter Parfums Inc.	3,395	425
*	Urban Outfitters Inc.	11,827	422
	Foot Locker Inc.	15,363	414
	Papa John's International Inc.	6,325	413
*	Boot Barn Holdings Inc.	5,496	403
*	Victoria's Secret & Co.	14,401	388
	Fox Corp. Class B	13,912	385
	Century Communities Inc.	5,300	382
*	American Airlines Group Inc.	30,662	381
	Strategic Education Inc.	4,261	379
*	TripAdvisor Inc.	20,733	370
	MillerKnoll Inc.	14,018	362
*	Dorman Products Inc.	4,913	354
*	Sonos Inc.	23,385	353
	Winnebago Industries Inc.	5,424	351
*	QuantumScape Corp. Class A	54,947	348
*	Peloton Interactive Inc. Class A	59,240	335
	Nordstrom Inc.	21,368	334
	HNI Corp.	8,553	334
*	Six Flags Entertainment Corp.	13,349	332
*	SeaWorld Entertainment Inc.	6,774	331
*	Under Armour Inc. Class C	43,042	330
*	Topgolf Callaway Brands Corp.	26,802	329
	Acushnet Holdings Corp.	5,765	326
	PriceSmart Inc.	4,779	322
	Dana Inc.	24,167	319
	Laureate Education Inc.	24,300	319
*	Liberty Media Corp.-Liberty SiriusXM	11,702	316
*	Atlanta Braves Holdings Inc. Class C	8,432	303
	Upbound Group Inc.	10,248	298
*	Cinemark Holdings Inc.	20,500	292
*	OPENLANE Inc.	19,969	292
	La-Z-Boy Inc.	8,038	283
*	Gentherm Inc.	6,142	282
*	ODP Corp.	6,106	278
	Cracker Barrel Old Country Store Inc.	4,091	275
	Jack in the Box Inc.	3,757	272
*	Central Garden & Pet Co. Class A	7,379	268
*	National Vision Holdings Inc.	14,397	266
*	Under Armour Inc. Class A	32,420	264
*	Liberty Media Corp.-Liberty Live Class A	8,011	264
	Oxford Industries Inc.	2,841	257
	Dillard's Inc. Class A	700	243
*	PowerSchool Holdings Inc. Class A	10,402	243
	John Wiley & Sons Inc. Class A	7,955	240
*	Madison Square Garden Entertainment Corp. Class A	7,900	239
*	Hanesbrands Inc.	64,935	236
*	PROG Holdings Inc.	8,606	235
*	Green Brick Partners Inc.	4,800	228
*	Alaska Air Group Inc.	5,965	226
	Phinia Inc.	8,785	224
*	G-III Apparel Group Ltd.	7,685	221
	Buckle Inc.	5,669	219
*	Chegg Inc.	21,846	217
*	Sabre Corp.	61,430	217

		Shares	Market Value ($000)
	Steelcase Inc. Class A	17,201	212
	Krispy Kreme Inc.	16,200	211
*	Hertz Global Holdings Inc.	25,100	209
*	Sally Beauty Holdings Inc.	19,944	193
	Scholastic Corp.	5,051	192
	Matthews International Corp. Class A	5,538	189
*	iRobot Corp.	5,068	183
*	Lions Gate Entertainment Corp. Class B	21,472	180
	Lennar Corp. Class B	1,539	177
*	U-Haul Holding Co. (XNYS)	3,073	174
*	Figs Inc. Class A	23,312	169
	Monro Inc.	5,761	167
*	Sphere Entertainment Co.	4,800	164
*	Beyond Inc.	8,377	161
*	Leslie's Inc.	32,628	161
*	Liberty Media Corp.-Liberty Live Class C	4,587	157
*	Driven Brands Holdings Inc.	11,600	153
*	American Axle & Manufacturing Holdings Inc.	20,865	145
*	Liberty Media Corp.-Liberty Formula One Class A	2,379	136
*	IMAX Corp.	8,288	132
*,1	Luminar Technologies Inc. Class A	50,518	126
	Dine Brands Global Inc.	2,864	125
	Wolverine World Wide Inc.	14,380	123
	Gray Television Inc.	15,675	121
	Guess? Inc.	5,338	118
*	Mister Car Wash Inc.	14,000	102
*	Lions Gate Entertainment Corp. Class A	10,796	95
*	Atlanta Braves Holdings Inc. Class A	2,194	89
*,1	Farfetch Ltd. Class A	65,858	77
	Sinclair Inc.	6,100	77
	Spirit Airlines Inc.	5,056	75
*	AMC Entertainment Holdings Inc. Class A	11,006	73
*	JetBlue Airways Corp.	15,321	68
	Allegiant Travel Co.	883	60
*,1	Fisker Inc. Class A	36,398	58
*	Petco Health & Wellness Co. Inc. Class A	15,400	47
*	Playtika Holding Corp.	4,218	37
	News Corp. Class B	400	9
			1,111,958
Consumer Staples (4.9%)
	Procter & Gamble Co.	449,057	68,939
	PepsiCo Inc.	262,724	44,214
	Coca-Cola Co.	742,714	43,404
	Mondelez International Inc. Class A	259,696	18,454
	CVS Health Corp.	244,610	16,621
	Colgate-Palmolive Co.	156,479	12,326
	McKesson Corp.	25,867	12,172
	Kimberly-Clark Corp.	64,278	7,953
*	Monster Beverage Corp.	142,572	7,863
	Archer-Daniels-Midland Co.	102,055	7,525
	General Mills Inc.	112,212	7,143
	Sysco Corp.	97,007	7,001
	Cencora Inc.	30,825	6,269
	Corteva Inc.	136,440	6,167
	Keurig Dr Pepper Inc.	182,617	5,765
	Kroger Co.	124,863	5,528
	Kraft Heinz Co.	153,622	5,394
	Hershey Co.	28,049	5,271

		Shares	Market Value ($000)
	Church & Dwight Co. Inc.	46,554	4,499
	Clorox Co.	23,731	3,402
	Bunge Global SA	28,462	3,127
	McCormick & Co. Inc. (Non-Voting)	47,877	3,104
	Lamb Weston Holdings Inc.	27,620	2,763
	Walgreens Boots Alliance Inc.	136,530	2,722
	Kellanova	49,510	2,601
	Conagra Brands Inc.	91,480	2,588
	Tyson Foods Inc. Class A	52,987	2,482
	Coca-Cola Europacific Partners plc	38,497	2,334
	J M Smucker Co.	19,590	2,150
*	US Foods Holding Corp.	43,326	1,899
	Albertsons Cos. Inc. Class A	78,912	1,718
	Hormel Foods Corp.	55,224	1,689
	Campbell Soup Co.	36,339	1,460
*	Celsius Holdings Inc.	27,358	1,355
*	BellRing Brands Inc.	25,315	1,339
*	Darling Ingredients Inc.	30,244	1,327
	Ingredion Inc.	12,553	1,287
*	Post Holdings Inc.	10,223	873
*	Sprouts Farmers Market Inc.	19,643	846
	Flowers Foods Inc.	35,863	746
	Coca-Cola Consolidated Inc.	932	685
*	Simply Good Foods Co.	17,262	669
*	Freshpet Inc.	8,812	625
	Lancaster Colony Corp.	3,727	618
	WD-40 Co.	2,541	615
	Spectrum Brands Holdings Inc.	8,096	561
*	Grocery Outlet Holding Corp.	18,299	516
	J & J Snack Foods Corp.	2,824	465
*	Nomad Foods Ltd.	27,032	437
	Energizer Holdings Inc.	13,827	426
*	TreeHouse Foods Inc.	9,874	402
	Cal-Maine Foods Inc.	7,079	339
	Edgewell Personal Care Co.	9,463	329
	Reynolds Consumer Products Inc.	10,200	268
*	Herbalife Ltd.	18,353	236
*	National Beverage Corp.	4,386	209
	Weis Markets Inc.	3,028	183
*	Hain Celestial Group Inc.	16,590	175
	Nu Skin Enterprises Inc. Class A	9,151	156
*	United Natural Foods Inc.	10,712	156
	Fresh Del Monte Produce Inc.	6,291	143
	WK Kellogg Co.	12,173	136
	Medifast Inc.	1,965	130
	B&G Foods Inc.	13,155	122
*	USANA Health Sciences Inc.	2,122	100
*,1	Beyond Meat Inc.	11,012	80
*	Olaplex Holdings Inc.	25,200	55
*	Beauty Health Co.	15,136	39
			343,195
Energy (0.1%)
*	First Solar Inc.	20,267	3,198
*	Enphase Energy Inc.	25,354	2,561
*	SolarEdge Technologies Inc.	10,607	842
	Arcosa Inc.	9,172	681
*	Array Technologies Inc.	28,595	442
*,1	Plug Power Inc.	100,132	404

		Shares	Market Value ($000)
*	NEXTracker Inc. Class A	9,200	374
*	Fluence Energy Inc. Class A	7,300	183
*	Ameresco Inc. Class A	5,906	177
*,1	ChargePoint Holdings Inc.	55,848	104
*	FuelCell Energy Inc.	75,690	92
*,1	Stem Inc.	26,806	77
*,1	SunPower Corp.	16,171	67
	Enviva Inc.	5,700	7
			9,209
Financials (10.3%)
	JPMorgan Chase & Co.	550,868	85,979
	Bank of America Corp.	1,329,105	40,524
	S&P Global Inc.	61,254	25,471
	BlackRock Inc.	28,337	21,288
	Goldman Sachs Group Inc.	61,611	21,043
	Marsh & McLennan Cos. Inc.	94,195	18,784
	Progressive Corp.	111,573	18,301
	Morgan Stanley	229,476	18,207
	Chubb Ltd.	78,565	18,025
	Charles Schwab Corp.	283,080	17,358
	Citigroup Inc.	371,075	17,107
	Blackstone Inc.	136,134	15,297
	CME Group Inc.	68,435	14,943
	Aon plc Class A	38,624	12,688
	Intercontinental Exchange Inc.	107,909	12,284
	US Bancorp	292,871	11,164
	Moody's Corp.	30,286	11,053
	PNC Financial Services Group Inc.	76,037	10,186
	Arthur J Gallagher & Co.	40,366	10,051
	Aflac Inc.	114,740	9,490
	Apollo Global Management Inc.	99,802	9,182
	American International Group Inc.	138,235	9,097
	Truist Financial Corp.	253,718	8,155
	Travelers Cos. Inc.	43,962	7,940
	MetLife Inc.	123,639	7,867
	MSCI Inc. Class A	14,634	7,622
	Bank of New York Mellon Corp.	148,987	7,199
	Ameriprise Financial Inc.	20,039	7,084
	Allstate Corp.	50,147	6,914
	Prudential Financial Inc.	70,289	6,873
*	Arch Capital Group Ltd.	68,390	5,724
	Willis Towers Watson plc	20,029	4,933
	Hartford Financial Services Group Inc.	57,959	4,530
	State Street Corp.	60,936	4,437
	Discover Financial Services	47,550	4,422
	Broadridge Financial Solutions Inc.	22,402	4,342
	T. Rowe Price Group Inc.	42,062	4,212
	M&T Bank Corp.	31,667	4,059
*	Coinbase Global Inc. Class A	31,652	3,948
	Raymond James Financial Inc.	36,208	3,807
	Fifth Third Bancorp	129,198	3,740
	Cboe Global Markets Inc.	20,164	3,674
	Nasdaq Inc.	65,095	3,635
*	Markel Group Inc.	2,516	3,621
*	NU Holdings Ltd. Class A	439,244	3,575
	Ares Management Corp. Class A	30,595	3,434
	Principal Financial Group Inc.	46,126	3,406
	Brown & Brown Inc.	45,174	3,376

		Shares	Market Value ($000)
	Everest Group Ltd.	8,202	3,367
	FactSet Research Systems Inc.	7,393	3,352
	LPL Financial Holdings Inc.	14,903	3,313
	Northern Trust Corp.	39,337	3,117
	Huntington Bancshares Inc.	276,175	3,110
	First Citizens BancShares Inc. Class A	2,111	3,099
	Cincinnati Financial Corp.	29,446	3,027
	Regions Financial Corp.	177,698	2,964
	W R Berkley Corp.	38,850	2,819
	Citizens Financial Group Inc.	91,553	2,497
	Loews Corp.	34,981	2,459
	Fidelity National Financial Inc.	49,334	2,212
	KeyCorp	177,283	2,197
	Tradeweb Markets Inc. Class A	21,842	2,117
	Equitable Holdings Inc.	68,078	2,089
	Reinsurance Group of America Inc.	12,629	2,059
	RenaissanceRe Holdings Ltd.	9,560	2,049
	Globe Life Inc.	16,639	2,049
	MarketAxess Holdings Inc.	7,102	1,705
	Annaly Capital Management Inc.	94,310	1,704
	Assurant Inc.	10,085	1,694
	East West Bancorp Inc.	26,649	1,677
	Credicorp Ltd.	12,964	1,627
	Unum Group	37,301	1,604
	American Financial Group Inc.	13,885	1,588
	Ally Financial Inc.	51,613	1,508
	Interactive Brokers Group Inc. Class A	19,190	1,494
	Old Republic International Corp.	50,822	1,490
	Webster Financial Corp.	33,003	1,480
	Kinsale Capital Group Inc.	4,219	1,477
	XP Inc. Class A	63,175	1,471
	Primerica Inc.	6,935	1,453
	First Horizon Corp.	105,670	1,352
	Franklin Resources Inc.	54,125	1,342
	Voya Financial Inc.	18,665	1,335
*	SoFi Technologies Inc.	174,873	1,275
	New York Community Bancorp Inc.	135,218	1,272
	Stifel Financial Corp.	19,549	1,193
	Selective Insurance Group Inc.	11,415	1,161
	First American Financial Corp.	19,054	1,136
	Comerica Inc.	25,017	1,131
	SEI Investments Co.	19,261	1,130
	Starwood Property Trust Inc.	56,366	1,120
*	Robinhood Markets Inc. Class A	126,606	1,114
	Cullen/Frost Bankers Inc.	11,287	1,109
	Commerce Bancshares Inc.	21,710	1,098
	SouthState Corp.	14,381	1,065
	Western Alliance Bancorp	20,593	1,055
	Pinnacle Financial Partners Inc.	14,337	1,040
	Houlihan Lokey Inc. Class A	9,652	1,040
	RLI Corp.	7,656	1,038
	AGNC Investment Corp.	113,350	1,000
	Evercore Inc. Class A	6,758	997
	Prosperity Bancshares Inc.	16,498	995
	Wintrust Financial Corp.	11,580	992
	Zions Bancorp NA	27,706	987
	Invesco Ltd.	69,184	987
	Popular Inc.	13,330	984

		Shares	Market Value ($000)
	Essent Group Ltd.	19,976	966
	MGIC Investment Corp.	54,190	953
	Rithm Capital Corp.	91,520	950
	OneMain Holdings Inc.	22,028	932
	Affiliated Managers Group Inc.	6,739	913
	Columbia Banking System Inc.	39,648	889
	Cadence Bank	34,483	864
	Bank OZK	20,502	858
	Synovus Financial Corp.	27,688	853
	Hanover Insurance Group Inc.	6,810	847
	Axis Capital Holdings Ltd.	14,821	835
	Old National Bancorp	55,225	822
	United Bankshares Inc.	24,624	815
*	Ryan Specialty Holdings Inc. Class A	17,674	811
	FNB Corp.	67,498	809
*	American Equity Investment Life Holding Co.	14,628	807
	Home BancShares Inc.	35,928	797
	Corebridge Financial Inc.	37,774	794
	Lincoln National Corp.	32,259	767
	Radian Group Inc.	29,720	764
*	Mr Cooper Group Inc.	12,448	753
	Jackson Financial Inc. Class A	15,749	752
	Assured Guaranty Ltd.	11,000	747
	Valley National Bancorp	81,686	743
[1]	Blackstone Mortgage Trust Inc. Class A	33,035	733
	Glacier Bancorp Inc.	21,219	714
	White Mountains Insurance Group Ltd.	450	689
	Hamilton Lane Inc. Class A	7,002	685
	Hancock Whitney Corp.	16,560	683
	Janus Henderson Group plc	25,570	670
*	Brighthouse Financial Inc.	12,855	669
	SLM Corp.	43,384	652
	First Financial Bankshares Inc.	24,768	650
*	Enstar Group Ltd.	2,309	634
	Lazard Ltd. Class A	21,011	630
	Moelis & Co. Class A	12,778	606
	UMB Financial Corp.	8,391	601
	CNO Financial Group Inc.	21,859	579
	Walker & Dunlop Inc.	6,568	552
*	Credit Acceptance Corp.	1,200	548
	United Community Banks Inc.	22,194	547
	Ameris Bancorp	12,766	544
*	Genworth Financial Inc. Class A	89,986	530
	Piper Sandler Cos.	3,378	523
	Associated Banc-Corp	28,823	511
	Kemper Corp.	11,518	509
	First Bancorp	33,934	509
*	Texas Capital Bancshares Inc.	9,142	502
	ServisFirst Bancshares Inc.	9,710	497
	Cathay General Bancorp	13,327	489
	Independent Bank Corp.	8,463	483
	First Hawaiian Inc.	24,492	481
	International Bancshares Corp.	10,243	460
	WSFS Financial Corp.	11,792	455
	Community Bank System Inc.	10,158	451
	Fulton Financial Corp.	31,407	447
	CVB Financial Corp.	24,619	440
	Artisan Partners Asset Management Inc. Class A	11,690	440

		Shares	Market Value ($000)
	Atlantic Union Bankshares Corp.	14,361	439
[1]	Arbor Realty Trust Inc.	33,785	422
	Bank of Hawaii Corp.	7,267	422
*	NMI Holdings Inc. Class A	15,190	418
	Pacific Premier Bancorp Inc.	18,468	416
*	Axos Financial Inc.	10,620	406
	First Interstate BancSystem Inc. Class A	15,300	396
	Simmons First National Corp. Class A	24,420	390
	BankUnited Inc.	13,834	382
	BGC Group Inc. Class A	58,309	379
	BOK Financial Corp.	5,258	377
	First Financial Bancorp	18,053	365
	PennyMac Financial Services Inc.	4,697	365
	Seacoast Banking Corp. of Florida	15,600	363
	Towne Bank	13,690	360
	Eastern Bankshares Inc.	29,965	358
*,1	Upstart Holdings Inc.	13,291	356
	BancFirst Corp.	4,086	354
	First Merchants Corp.	11,535	354
	WaFd Inc.	12,151	325
	Park National Corp.	2,900	322
	NBT Bancorp Inc.	8,535	303
	WesBanco Inc.	11,336	302
	Virtu Financial Inc. Class A	16,747	301
	Banner Corp.	6,610	298
	Renasant Corp.	10,825	295
	Navient Corp.	16,472	282
	Cohen & Steers Inc.	4,821	282
*	Triumph Financial Inc.	4,100	278
	Northwest Bancshares Inc.	24,809	276
	City Holding Co.	2,826	272
	Trustmark Corp.	11,635	267
*	Palomar Holdings Inc.	4,500	263
	First Commonwealth Financial Corp.	19,455	260
	Virtus Investment Partners Inc.	1,324	259
	Independent Bank Group Inc.	6,664	258
	Bank of NT Butterfield & Son Ltd.	9,305	258
	Horace Mann Educators Corp.	7,644	256
	Hilltop Holdings Inc.	8,670	255
	Two Harbors Investment Corp.	17,875	248
	Westamerica Bancorp	4,858	246
*,1	Freedom Holding Corp.	3,000	244
	Heartland Financial USA Inc.	7,810	242
	Chimera Investment Corp.	45,069	235
	Ladder Capital Corp. Class A	20,800	233
	PennyMac Mortgage Investment Trust	16,425	231
	Nelnet Inc. Class A	2,713	228
	Provident Financial Services Inc.	14,518	221
	Stock Yards Bancorp Inc.	4,992	220
	Hope Bancorp Inc.	21,321	209
	Live Oak Bancshares Inc.	6,200	208
	Safety Insurance Group Inc.	2,708	208
	MFA Financial Inc.	19,023	205
	CNA Financial Corp.	4,834	204
	S&T Bancorp Inc.	7,235	203
*	Encore Capital Group Inc.	4,275	192
	Employers Holdings Inc.	4,984	191
*	Trupanion Inc.	7,431	191

		Shares	Market Value ($000)
*	SiriusPoint Ltd.	17,039	182
	Sandy Spring Bancorp Inc.	8,088	178
	Berkshire Hills Bancorp Inc.	8,085	169
	WisdomTree Inc.	25,728	168
*,1	Lemonade Inc.	9,400	166
	BrightSpire Capital Inc. Class A	23,942	163
	Brookline Bancorp Inc.	16,253	155
	1st Source Corp.	3,126	151
	Redwood Trust Inc.	20,905	149
	ARMOUR Residential REIT Inc.	8,490	149
	F&G Annuities & Life Inc.	3,529	144
*	PRA Group Inc.	7,236	134
	Capitol Federal Financial Inc.	24,023	130
	ProAssurance Corp.	9,985	124
	TFS Financial Corp.	9,336	123
*	Open Lending Corp.	18,412	118
	Brightsphere Investment Group Inc.	6,093	106
*	Columbia Financial Inc.	5,504	91
	Republic Bancorp Inc. Class A	1,648	77
			717,791
Health Care (13.3%)
	UnitedHealth Group Inc.	177,431	98,114
	Eli Lilly & Co.	161,606	95,516
	Merck & Co. Inc.	484,886	49,691
	AbbVie Inc.	336,916	47,973
	Thermo Fisher Scientific Inc.	73,641	36,508
	Abbott Laboratories	330,417	34,459
	Pfizer Inc.	1,078,970	32,876
	Danaher Corp.	125,585	28,044
	Amgen Inc.	101,988	27,500
	Elevance Health Inc.	45,240	21,692
*	Intuitive Surgical Inc.	66,759	20,751
	Stryker Corp.	67,856	20,108
	Medtronic plc	253,579	20,101
	Bristol-Myers Squibb Co.	401,280	19,815
	Gilead Sciences Inc.	238,673	18,282
*	Vertex Pharmaceuticals Inc.	49,180	17,450
*	Regeneron Pharmaceuticals Inc.	19,778	16,293
	Zoetis Inc. Class A	88,470	15,630
*	Boston Scientific Corp.	274,180	15,324
	Cigna Group	55,777	14,663
	Becton Dickinson & Co.	54,038	12,763
	Humana Inc.	23,816	11,547
	HCA Healthcare Inc.	39,044	9,780
*	Dexcom Inc.	73,942	8,542
*	Edwards Lifesciences Corp.	115,115	7,794
*	Centene Corp.	103,399	7,618
*	IQVIA Holdings Inc.	35,208	7,538
*	IDEXX Laboratories Inc.	15,760	7,341
	Agilent Technologies Inc.	56,521	7,223
*	Biogen Inc.	27,539	6,446
*	Seagen Inc.	26,748	5,703
	Cardinal Health Inc.	48,554	5,199
	GE HealthCare Technologies Inc.	74,613	5,108
	West Pharmaceutical Services Inc.	14,086	4,941
*	Moderna Inc.	63,352	4,922
*	Veeva Systems Inc. Class A	27,709	4,830
	Zimmer Biomet Holdings Inc.	40,029	4,656

		Shares	Market Value ($000)
	ResMed Inc.	27,817	4,388
*	ICON plc	15,524	4,144
*	Molina Healthcare Inc.	11,082	4,051
*	Alnylam Pharmaceuticals Inc.	23,568	3,965
	STERIS plc	18,907	3,799
	Laboratory Corp. of America Holdings	16,877	3,661
	Baxter International Inc.	96,310	3,475
*	Hologic Inc.	46,288	3,300
*	BioMarin Pharmaceutical Inc.	35,614	3,244
	Cooper Cos. Inc.	9,259	3,120
*	Align Technology Inc.	14,557	3,112
*	Illumina Inc.	30,108	3,070
	Quest Diagnostics Inc.	21,281	2,920
*	Avantor Inc.	128,507	2,722
*	Insulet Corp.	13,212	2,498
*	Exact Sciences Corp.	33,985	2,175
	Revvity Inc.	24,278	2,158
*	Neurocrine Biosciences Inc.	18,453	2,151
	Viatris Inc.	227,602	2,089
*	United Therapeutics Corp.	8,656	2,077
	Teleflex Inc.	8,991	2,029
	Royalty Pharma plc Class A	70,711	1,914
*	Incyte Corp.	35,138	1,909
*	Charles River Laboratories International Inc.	9,665	1,905
	Bio-Techne Corp.	29,580	1,861
*	Repligen Corp.	10,592	1,666
*	Henry Schein Inc.	24,797	1,655
	Chemed Corp.	2,848	1,615
	Universal Health Services Inc. Class B	11,552	1,588
*	Penumbra Inc.	6,902	1,533
*	Sarepta Therapeutics Inc.	17,012	1,383
*	Jazz Pharmaceuticals plc	11,683	1,381
*	Ionis Pharmaceuticals Inc.	27,209	1,346
*	Exelixis Inc.	61,099	1,333
*	Catalent Inc.	34,275	1,332
*	ImmunoGen Inc.	45,329	1,330
*	Tenet Healthcare Corp.	19,243	1,328
	Bruker Corp.	20,166	1,313
*	Karuna Therapeutics Inc.	6,772	1,295
	DENTSPLY SIRONA Inc.	40,310	1,280
*	Acadia Healthcare Co. Inc.	17,124	1,250
*	Bio-Rad Laboratories Inc. Class A	4,053	1,236
	Encompass Health Corp.	18,802	1,225
*	Shockwave Medical Inc.	6,960	1,215
*	Medpace Holdings Inc.	4,410	1,194
	Ensign Group Inc.	10,353	1,108
*	Natera Inc.	19,795	1,108
*	Elanco Animal Health Inc.	93,573	1,102
*	Intra-Cellular Therapies Inc.	17,727	1,088
*	HealthEquity Inc.	15,874	1,064
*	DaVita Inc.	10,293	1,044
*	Apellis Pharmaceuticals Inc.	18,964	1,022
*	Globus Medical Inc. Class A	22,583	1,014
*,1	CRISPR Therapeutics AG	14,520	969
*	Option Care Health Inc.	32,158	957
*	Halozyme Therapeutics Inc.	24,539	947
*	Lantheus Holdings Inc.	12,860	921
*	Vaxcyte Inc.	17,744	919

		Shares	Market Value ($000)
*	Blueprint Medicines Corp.	12,112	843
*	Inspire Medical Systems Inc.	5,448	792
	Perrigo Co. plc	25,798	786
*	Masimo Corp.	8,267	775
*	Merit Medical Systems Inc.	10,751	769
*	10X Genomics Inc. Class A	17,534	763
*	Haemonetics Corp.	9,406	761
*	Alkermes plc	31,399	758
*	Envista Holdings Corp.	31,296	710
*	QuidelOrtho Corp.	10,207	702
*	Neogen Corp.	41,249	700
*	Azenta Inc.	12,319	694
	CONMED Corp.	6,195	665
*	Roivant Sciences Ltd.	66,344	634
*	Insmed Inc.	25,101	628
*	Bridgebio Pharma Inc.	21,662	622
*	Cytokinetics Inc.	18,465	618
*	REVOLUTION Medicines Inc.	25,879	604
*	Inari Medical Inc.	10,121	604
*	Amicus Therapeutics Inc.	53,448	589
*	agilon health Inc.	55,385	588
*	Evolent Health Inc. Class A	20,831	579
*	Teladoc Health Inc.	31,560	573
*	Amedisys Inc.	6,114	572
*	Glaukos Corp.	8,943	571
	Organon & Co.	48,916	554
*	Prestige Consumer Healthcare Inc.	9,553	548
*	Integer Holdings Corp.	6,277	547
*	Guardant Health Inc.	21,449	540
*	Ultragenyx Pharmaceutical Inc.	13,883	539
*	Integra LifeSciences Holdings Corp.	13,697	537
*	Doximity Inc. Class A	22,645	527
*	Axonics Inc.	9,295	520
*	ACADIA Pharmaceuticals Inc.	22,993	512
*	Progyny Inc.	14,905	512
*	Madrigal Pharmaceuticals Inc.	2,490	506
*	Intellia Therapeutics Inc.	16,887	500
*	iRhythm Technologies Inc.	5,843	498
*	Fortrea Holdings Inc.	16,871	497
*	Mirati Therapeutics Inc.	8,665	492
*	Xenon Pharmaceuticals Inc.	12,825	469
	Premier Inc. Class A	22,748	468
*	LivaNova plc	10,370	465
	Select Medical Holdings Corp.	19,840	448
*	TransMedics Group Inc.	5,900	447
*	Axsome Therapeutics Inc.	6,591	445
*	Privia Health Group Inc.	20,846	431
*	NeoGenomics Inc.	23,569	428
*	Krystal Biotech Inc.	4,054	423
*	Denali Therapeutics Inc.	22,580	418
	Patterson Cos. Inc.	16,410	417
*	Surgery Partners Inc.	12,506	410
*	Arrowhead Pharmaceuticals Inc.	19,237	408
*	Pacific Biosciences of California Inc.	46,728	396
*	Amphastar Pharmaceuticals Inc.	7,000	394
*	Corcept Therapeutics Inc.	14,989	382
*	Ginkgo Bioworks Holdings Inc. Class A	291,232	376
*	Beam Therapeutics Inc.	12,949	364

		Shares	Market Value ($000)
*	Biohaven Ltd.	10,803	360
*	Veracyte Inc.	13,502	346
*	CorVel Corp.	1,643	343
*	Inmode Ltd.	14,452	343
*	ICU Medical Inc.	3,750	329
*	SpringWorks Therapeutics Inc.	10,800	328
*	TG Therapeutics Inc.	25,386	325
*	Certara Inc.	22,282	321
*	AtriCure Inc.	8,669	308
*	PTC Therapeutics Inc.	13,139	302
*	R1 RCM Inc.	28,565	302
*	Cerevel Therapeutics Holdings Inc.	11,512	299
*	Myriad Genetics Inc.	14,962	286
*	STAAR Surgical Co.	8,986	282
*	Omnicell Inc.	8,321	278
*	Owens & Minor Inc.	13,655	271
*	Iovance Biotherapeutics Inc.	42,458	258
*	Ironwood Pharmaceuticals Inc. Class A	25,628	254
*	Sotera Health Co.	18,430	252
*	Twist Bioscience Corp.	10,447	251
*	Prothena Corp. plc	7,655	249
*	Supernus Pharmaceuticals Inc.	8,999	245
*	Tandem Diabetes Care Inc.	12,107	245
*	Rocket Pharmaceuticals Inc.	10,400	243
*	Novocure Ltd.	19,635	241
*	Pacira BioSciences Inc.	8,485	231
*	Agios Pharmaceuticals Inc.	10,288	229
*	Aurinia Pharmaceuticals Inc.	25,060	217
*	BioCryst Pharmaceuticals Inc.	35,141	207
*	Arvinas Inc.	9,184	202
*	Xencor Inc.	10,789	198
	Embecta Corp.	10,652	195
*	Sage Therapeutics Inc.	9,724	190
*	Avanos Medical Inc.	8,522	184
*	Ligand Pharmaceuticals Inc.	3,074	179
*	Harmony Biosciences Holdings Inc.	6,100	177
*	Recursion Pharmaceuticals Inc. Class A	25,130	172
*	Akero Therapeutics Inc.	9,524	159
*	Innoviva Inc.	11,012	153
*,1	Cassava Sciences Inc.	7,326	153
*	AdaptHealth Corp. Class A	17,700	150
*	Arcus Biosciences Inc.	9,812	148
*	Phreesia Inc.	9,600	148
*	Kymera Therapeutics Inc.	7,106	148
*	Vir Biotechnology Inc.	15,375	146
*	REGENXBIO Inc.	7,439	145
*	LifeStance Health Group Inc.	19,700	135
*	Varex Imaging Corp.	7,088	134
*	Healthcare Services Group Inc.	13,674	133
*	Relay Therapeutics Inc.	16,718	132
*	Amylyx Pharmaceuticals Inc.	9,300	132
*	Pediatrix Medical Group Inc.	15,418	129
*	Zentalis Pharmaceuticals Inc.	10,812	122
*	Alignment Healthcare Inc.	15,806	119
*	Nevro Corp.	6,466	112
*	OPKO Health Inc.	76,136	111
*	Fulgent Genetics Inc.	3,800	105
*	Maravai LifeSciences Holdings Inc. Class A	20,550	105

		Shares	Market Value ($000)
*	Multiplan Corp.	73,550	96
*	Adaptive Biotechnologies Corp.	21,406	94
*	Sana Biotechnology Inc.	17,500	71
*	CureVac NV	11,912	64
*	Taro Pharmaceutical Industries Ltd.	1,552	56
*	Allogene Therapeutics Inc.	15,800	37
*	Scilex Holding Co.	12,014	15
*	Mural Oncology plc	3,131	11
*,2	OmniAb Inc. 12.5 Earnout	1,051	—
*,2	OmniAb Inc. 15 Earnout	1,051	—
			930,462
Industrials (10.6%)
	Visa Inc. Class A	309,027	79,321
	Mastercard Inc. Class A	160,054	66,235
	Accenture plc Class A	120,688	40,206
	Union Pacific Corp.	116,290	26,197
	Caterpillar Inc.	98,635	24,730
	United Parcel Service Inc. Class B	138,286	20,966
	American Express Co.	112,966	19,291
	Deere & Co.	51,568	18,792
	Automatic Data Processing Inc.	78,892	18,139
*	Fiserv Inc.	115,967	15,146
	Illinois Tool Works Inc.	57,866	14,016
	Sherwin-Williams Co.	45,409	12,660
*	PayPal Holdings Inc.	214,609	12,364
	CSX Corp.	382,653	12,360
	FedEx Corp.	44,279	11,461
	Trane Technologies plc	43,472	9,799
	Cintas Corp.	16,557	9,160
	PACCAR Inc.	97,972	8,996
	Carrier Global Corp.	159,279	8,276
	Capital One Financial Corp.	72,724	8,120
	Paychex Inc.	61,608	7,514
	Old Dominion Freight Line Inc.	18,874	7,343
	Johnson Controls International plc	131,323	6,934
	Otis Worldwide Corp.	78,995	6,777
	Fidelity National Information Services Inc.	113,612	6,662
*	Block Inc. Class A	103,838	6,586
	Verisk Analytics Inc. Class A	27,220	6,572
	DuPont de Nemours Inc.	87,863	6,286
	Rockwell Automation Inc.	21,982	6,055
	Global Payments Inc.	50,047	5,827
	Ingersoll Rand Inc.	77,107	5,508
	Martin Marietta Materials Inc.	11,752	5,460
	Vulcan Materials Co.	25,271	5,397
	Equifax Inc.	23,254	5,063
*	Fair Isaac Corp.	4,614	5,018
*	Keysight Technologies Inc.	34,000	4,620
*	Mettler-Toledo International Inc.	4,186	4,571
	Westinghouse Air Brake Technologies Corp.	34,009	3,964
	Dover Corp.	26,587	3,753
	Expeditors International of Washington Inc.	28,973	3,487
*	FleetCor Technologies Inc.	13,736	3,303
*	Builders FirstSource Inc.	24,258	3,253
*	Veralto Corp.	41,800	3,229
*	Waters Corp.	11,214	3,147
*	Axon Enterprise Inc.	13,334	3,065
	JB Hunt Transport Services Inc.	15,728	2,914

		Shares	Market Value ($000)
	IDEX Corp.	14,380	2,900
	Packaging Corp. of America	16,832	2,828
	Snap-on Inc.	9,959	2,736
	Stanley Black & Decker Inc.	29,186	2,653
	Carlisle Cos. Inc.	9,445	2,648
	Masco Corp.	42,792	2,591
*	AerCap Holdings NV	37,934	2,588
	Nordson Corp.	10,914	2,568
	Graco Inc.	31,753	2,565
	Synchrony Financial	79,228	2,564
	Lennox International Inc.	6,149	2,501
	RPM International Inc.	24,240	2,495
	Watsco Inc.	6,377	2,437
	Owens Corning	17,244	2,338
*	Zebra Technologies Corp. Class A	9,736	2,307
	Jack Henry & Associates Inc.	14,002	2,222
*	Trimble Inc.	46,961	2,179
	TransUnion	36,751	2,158
	Pentair plc	31,231	2,016
	Westrock Co.	48,495	1,997
*	Saia Inc.	5,092	1,988
*	XPO Inc.	21,711	1,873
*	TopBuild Corp.	6,063	1,793
	CH Robinson Worldwide Inc.	21,835	1,792
	Allegion plc	16,708	1,773
	A O Smith Corp.	23,340	1,759
	Crown Holdings Inc.	20,216	1,739
	nVent Electric plc	31,343	1,669
	Fortune Brands Innovations Inc.	24,109	1,650
	Toro Co.	19,783	1,642
	Robert Half Inc.	20,000	1,640
	Knight-Swift Transportation Holdings Inc. Class A	29,689	1,597
	AptarGroup Inc.	12,427	1,577
	Advanced Drainage Systems Inc.	12,959	1,569
*	WillScot Mobile Mini Holdings Corp.	37,486	1,564
	Berry Global Group Inc.	22,700	1,501
*	Trex Co. Inc.	20,736	1,457
*	WEX Inc.	8,150	1,439
*	Affirm Holdings Inc. Class A	41,465	1,427
*	FTI Consulting Inc.	6,381	1,407
	Donaldson Co. Inc.	23,009	1,400
	Simpson Manufacturing Co. Inc.	8,174	1,365
*	Generac Holdings Inc.	11,584	1,356
	AGCO Corp.	11,925	1,354
*	Axalta Coating Systems Ltd.	42,060	1,324
	Graphic Packaging Holding Co.	57,927	1,313
	WESCO International Inc.	8,415	1,311
*	Middleby Corp.	10,378	1,310
	Comfort Systems USA Inc.	6,726	1,302
*	BILL Holdings Inc.	19,530	1,279
*	GXO Logistics Inc.	22,304	1,255
*	Paylocity Holding Corp.	8,000	1,253
	Cognex Corp.	32,967	1,243
	MSA Safety Inc.	7,038	1,226
	Eagle Materials Inc.	6,724	1,217
*	API Group Corp.	39,582	1,201
	Landstar System Inc.	6,773	1,169
	Applied Industrial Technologies Inc.	7,246	1,160

		Shares	Market Value ($000)
	Genpact Ltd.	34,152	1,160
	Littelfuse Inc.	4,639	1,080
	Acuity Brands Inc.	6,003	1,076
	Brunswick Corp.	13,516	1,066
*	Chart Industries Inc.	8,194	1,065
	MKS Instruments Inc.	12,713	1,049
	Sonoco Products Co.	18,618	1,027
	Vontier Corp.	29,653	1,000
	Watts Water Technologies Inc. Class A	5,162	994
	Maximus Inc.	11,527	962
*	Atkore Inc.	7,332	952
	Sensata Technologies Holding plc	28,739	934
	Ryder System Inc.	8,576	919
	Sealed Air Corp.	27,467	917
*	Mohawk Industries Inc.	10,119	894
*	Kirby Corp.	11,375	873
	Valmont Industries Inc.	3,975	873
*	AZEK Co. Inc. Class A	25,183	869
*	ExlService Holdings Inc.	30,530	866
*	StoneCo Ltd. Class A	55,209	861
	MSC Industrial Direct Co. Inc. Class A	8,808	858
	Western Union Co.	71,151	827
*	Beacon Roofing Supply Inc.	10,242	823
*	TriNet Group Inc.	7,083	821
*	ASGN Inc.	9,184	820
	Badger Meter Inc.	5,553	818
	Zurn Elkay Water Solutions Corp.	27,707	816
	AAON Inc.	12,877	806
*	Core & Main Inc. Class A	22,590	791
	Federal Signal Corp.	11,465	790
	Insperity Inc.	6,927	788
	Franklin Electric Co. Inc.	8,816	785
*	Euronet Worldwide Inc.	8,965	782
	HB Fuller Co.	10,327	782
*	Summit Materials Inc. Class A	22,520	781
	FTAI Aviation Ltd.	18,913	779
	Air Lease Corp. Class A	19,741	766
	Louisiana-Pacific Corp.	12,298	750
	GATX Corp.	6,772	738
	Armstrong World Industries Inc.	8,610	730
*	SPX Technologies Inc.	8,439	720
*	MasTec Inc.	11,831	717
	ManpowerGroup Inc.	9,594	712
	Herc Holdings Inc.	5,609	694
	Brink's Co.	8,761	691
	Silgan Holdings Inc.	16,344	682
	Installed Building Products Inc.	4,531	682
*	Shift4 Payments Inc. Class A	10,367	682
*	Knife River Corp.	11,303	675
	Terex Corp.	12,761	632
	John Bean Technologies Corp.	6,095	630
*	Marqeta Inc. Class A	93,217	592
*	Itron Inc.	8,710	587
*	Alight Inc. Class A	75,797	580
	Kadant Inc.	2,204	574
*	Dycom Industries Inc.	5,446	566
	ArcBest Corp.	4,748	566
	Encore Wire Corp.	3,022	557

		Shares	Market Value ($000)
*	ACI Worldwide Inc.	20,646	552
	Belden Inc.	8,045	534
*	Remitly Global Inc.	24,751	533
*	Verra Mobility Corp. Class A	26,065	523
*	Bloom Energy Corp. Class A	36,105	521
	Korn Ferry	9,985	517
*	CBIZ Inc.	8,922	516
	Hillenbrand Inc.	13,262	514
*	GMS Inc.	7,600	514
*	AMN Healthcare Services Inc.	7,486	508
	Scorpio Tankers Inc.	9,215	506
	UniFirst Corp.	2,928	505
	Werner Enterprises Inc.	12,220	489
	McGrath RentCorp	4,771	485
*	Hub Group Inc. Class A	6,038	456
*	RXO Inc.	21,518	451
	EVERTEC Inc.	12,167	450
*	Resideo Technologies Inc.	27,100	445
*	O-I Glass Inc.	29,677	438
*	Flywire Corp.	18,386	428
*	Vestis Corp.	21,925	401
*	Gibraltar Industries Inc.	5,706	383
	Granite Construction Inc.	8,197	377
	Griffon Corp.	8,100	377
	Trinity Industries Inc.	14,980	374
*	Huron Consulting Group Inc.	3,576	373
*	Masonite International Corp.	4,178	371
*	Pagseguro Digital Ltd. Class A	36,741	370
*	OSI Systems Inc.	2,959	365
*,1	Dlocal Ltd. Class A	19,468	336
*	Masterbrand Inc.	24,207	325
	Forward Air Corp.	4,866	309
*	Joby Aviation Inc.	51,600	308
	Primoris Services Corp.	9,814	298
	Tennant Co.	3,447	295
*	Hayward Holdings Inc.	24,842	293
*,1	Enovix Corp.	25,274	280
*	NCR Atleos Corp.	12,039	267
	H&E Equipment Services Inc.	5,959	264
	Bread Financial Holdings Inc.	9,312	262
*	JELD-WEN Holding Inc.	15,738	251
*	Gates Industrial Corp. plc	19,707	242
	Lindsay Corp.	2,028	242
	SFL Corp. Ltd.	21,319	242
	Schneider National Inc. Class B	10,254	236
*	Cimpress plc	3,328	235
	Helios Technologies Inc.	6,099	234
	ADT Inc.	39,028	229
	AZZ Inc.	4,600	226
*	Rocket Lab USA Inc.	51,700	226
*	Legalzoom.com Inc.	19,300	223
*	American Woodmark Corp.	3,062	222
	Golden Ocean Group Ltd.	22,800	215
	Greenbrier Cos. Inc.	5,662	214
	TriMas Corp.	7,762	199
	Star Bulk Carriers Corp.	9,200	196
	Apogee Enterprises Inc.	4,145	187
*	Proto Labs Inc.	4,900	177

		Shares	Market Value ($000)
*	Kornit Digital Ltd.	9,294	173
	Deluxe Corp.	8,064	147
	Matson Inc.	1,419	136
	Astec Industries Inc.	4,260	132
	Heartland Express Inc.	8,811	118
[1]	ZIM Integrated Shipping Services Ltd.	15,300	107
	Ardagh Metal Packaging SA	26,300	106
*	CryoPort Inc.	7,500	105
*	Virgin Galactic Holdings Inc.	47,136	105
*	Green Dot Corp. Class A	8,701	70
	TTEC Holdings Inc.	3,670	69
			742,332
Real Estate (3.3%)
	Prologis Inc.	176,153	20,245
	American Tower Corp.	88,969	18,575
	Equinix Inc.	17,846	14,545
	Crown Castle Inc.	82,748	9,705
	Welltower Inc.	98,177	8,748
	Digital Realty Trust Inc.	57,090	7,923
	Simon Property Group Inc.	62,022	7,746
	Public Storage	29,896	7,736
	Realty Income Corp.	128,627	6,941
*	CoStar Group Inc.	77,366	6,424
	Extra Space Storage Inc.	40,015	5,209
	SBA Communications Corp. Class A	20,614	5,091
	AvalonBay Communities Inc.	27,051	4,678
*	CBRE Group Inc. Class A	59,049	4,662
	Equity Residential	71,050	4,038
	Invitation Homes Inc.	117,142	3,908
	Alexandria Real Estate Equities Inc.	32,938	3,603
	Iron Mountain Inc.	55,155	3,538
	Ventas Inc.	76,070	3,487
	Sun Communities Inc.	23,414	3,028
	Mid-America Apartment Communities Inc.	22,091	2,750
	Essex Property Trust Inc.	12,215	2,607
	WP Carey Inc.	40,773	2,538
	Equity LifeStyle Properties Inc.	33,758	2,400
	Host Hotels & Resorts Inc.	134,399	2,348
	American Homes 4 Rent Class A	63,240	2,294
	Kimco Realty Corp.	115,060	2,223
	Regency Centers Corp.	34,752	2,182
	UDR Inc.	62,955	2,103
	Rexford Industrial Realty Inc.	39,148	1,927
	Healthpeak Properties Inc.	104,149	1,804
	Camden Property Trust	19,710	1,779
	Boston Properties Inc.	29,886	1,701
	CubeSmart	42,567	1,692
	Lamar Advertising Co. Class A	16,590	1,680
	Federal Realty Investment Trust	15,389	1,471
	Americold Realty Trust Inc.	51,444	1,452
	EastGroup Properties Inc.	8,331	1,447
	Omega Healthcare Investors Inc.	44,491	1,413
*	Jones Lang LaSalle Inc.	9,040	1,406
	NNN REIT Inc.	34,339	1,395
	STAG Industrial Inc.	34,155	1,224
	Brixmor Property Group Inc.	56,779	1,222
*	Zillow Group Inc. Class C	29,057	1,190
	First Industrial Realty Trust Inc.	25,055	1,179

		Shares	Market Value ($000)
	Healthcare Realty Trust Inc. Class A	72,382	1,105
	Spirit Realty Capital Inc.	26,740	1,104
	Ryman Hospitality Properties Inc.	10,894	1,093
	Agree Realty Corp.	17,752	1,051
	Terreno Realty Corp.	15,430	881
	Apartment Income REIT Corp. Class A	28,246	879
	Kite Realty Group Trust	41,153	869
	Rayonier Inc.	28,040	860
	Vornado Realty Trust	33,822	796
	Phillips Edison & Co. Inc.	22,376	789
	Kilroy Realty Corp.	22,402	739
	Essential Properties Realty Trust Inc.	29,751	707
	PotlatchDeltic Corp.	15,080	691
	Apple Hospitality REIT Inc.	40,863	681
	Sabra Health Care REIT Inc.	44,052	643
	EPR Properties	14,252	636
	Park Hotels & Resorts Inc.	41,042	609
	Cousins Properties Inc.	29,242	600
	Independence Realty Trust Inc.	43,238	589
	Broadstone Net Lease Inc.	36,010	576
[1]	Medical Properties Trust Inc.	113,600	551
	Physicians Realty Trust	45,705	534
	DigitalBridge Group Inc.	30,789	531
	COPT Defense Properties	21,683	525
	National Storage Affiliates Trust	15,367	510
	LXP Industrial Trust	55,897	491
	SITE Centers Corp.	36,670	484
*	Howard Hughes Holdings Inc.	6,515	479
	Tanger Inc.	19,000	474
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	19,352	469
	Macerich Co.	40,722	467
	SL Green Realty Corp.	12,197	446
	National Health Investors Inc.	7,967	432
	CareTrust REIT Inc.	18,631	430
*	Zillow Group Inc. Class A	10,903	429
	Innovative Industrial Properties Inc.	5,185	423
	Douglas Emmett Inc.	31,659	387
	Highwoods Properties Inc.	20,201	383
	Sunstone Hotel Investors Inc.	38,677	382
	Urban Edge Properties	22,314	374
	Four Corners Property Trust Inc.	16,074	370
	Equity Commonwealth	19,510	367
	Outfront Media Inc.	27,414	335
	St. Joe Co.	6,411	330
	DiamondRock Hospitality Co.	38,909	324
	Global Net Lease Inc.	36,042	316
	RLJ Lodging Trust	29,029	310
	Retail Opportunity Investments Corp.	24,058	310
*	Opendoor Technologies Inc.	101,175	305
	Pebblebrook Hotel Trust	22,510	287
	JBG SMITH Properties	20,160	277
	Acadia Realty Trust	17,218	260
	Kennedy-Wilson Holdings Inc.	22,518	256
*	Cushman & Wakefield plc	30,800	253
	LTC Properties Inc.	7,653	250
	Xenia Hotels & Resorts Inc.	20,338	248
	Getty Realty Corp.	8,313	245
	Uniti Group Inc.	44,198	244

		Shares	Market Value ($000)
	Elme Communities	17,437	229
	Alexander & Baldwin Inc.	13,599	228
	Empire State Realty Trust Inc. Class A	24,300	218
	Veris Residential Inc.	14,614	212
	Newmark Group Inc. Class A	25,636	211
*	Apartment Investment & Management Co. Class A	27,200	187
	RPT Realty	15,923	185
	American Assets Trust Inc.	9,028	182
	Paramount Group Inc.	34,304	161
	eXp World Holdings Inc.	13,200	160
	Marcus & Millichap Inc.	4,357	150
	Centerspace	2,789	149
	Piedmont Office Realty Trust Inc. Class A	22,871	142
	Brandywine Realty Trust	31,193	139
*	Anywhere Real Estate Inc.	19,737	106
	Saul Centers Inc.	2,184	81
*	NET Lease Office Properties	2,702	44
			228,427
Technology (36.4%)
	Apple Inc.	2,849,147	541,195
	Microsoft Corp.	1,420,917	538,400
	NVIDIA Corp.	453,616	212,156
*	Alphabet Inc. Class A	1,067,644	141,495
*	Alphabet Inc. Class C	1,037,556	138,950
*	Meta Platforms Inc. Class A	422,279	138,149
	Broadcom Inc.	82,317	76,203
*	Adobe Inc.	87,527	53,480
*	Salesforce Inc.	180,729	45,526
*	Advanced Micro Devices Inc.	306,133	37,091
	Intel Corp.	797,170	35,634
	Oracle Corp.	290,296	33,735
	Intuit Inc.	52,173	29,815
	QUALCOMM Inc.	212,957	27,482
*	ServiceNow Inc.	38,873	26,657
	Texas Instruments Inc.	173,119	26,437
	Applied Materials Inc.	161,131	24,134
	Lam Research Corp.	25,649	18,363
*	Palo Alto Networks Inc.	57,611	17,000
	Micron Technology Inc.	208,745	15,890
*	Synopsys Inc.	29,016	15,762
	KLA Corp.	26,241	14,291
*	Cadence Design Systems Inc.	51,699	14,128
*	Snowflake Inc. Class A	59,267	11,123
*	Workday Inc. Class A	37,868	10,252
	NXP Semiconductors NV	49,453	10,092
*	Crowdstrike Holdings Inc. Class A	40,288	9,548
	Marvell Technology Inc.	163,355	9,104
*	Autodesk Inc.	41,145	8,987
	Microchip Technology Inc.	102,702	8,569
*	Palantir Technologies Inc. Class A	358,042	7,179
	Cognizant Technology Solutions Corp. Class A	97,063	6,831
*	Fortinet Inc.	125,552	6,599
*	Gartner Inc.	14,668	6,378
*	Datadog Inc. Class A	52,289	6,095
*	ON Semiconductor Corp.	82,434	5,880
	CDW Corp.	25,782	5,437
*	DoorDash Inc. Class A	57,723	5,425
*	Atlassian Corp. Class A	27,559	5,262

		Shares	Market Value ($000)
*	MongoDB Inc. Class A	12,519	5,205
	HP Inc.	164,657	4,831
	Monolithic Power Systems Inc.	8,747	4,800
*	Splunk Inc.	29,235	4,430
*	HubSpot Inc.	8,771	4,332
*	Cloudflare Inc. Class A	54,803	4,228
	Hewlett Packard Enterprise Co.	246,462	4,168
	Corning Inc.	145,804	4,154
*	Pinterest Inc. Class A	113,043	3,851
	NetApp Inc.	40,521	3,703
*	VeriSign Inc.	17,278	3,666
*	PTC Inc.	21,997	3,461
*	Akamai Technologies Inc.	29,244	3,379
*	Zscaler Inc.	16,590	3,277
*	Zoom Video Communications Inc. Class A	47,822	3,244
*	Tyler Technologies Inc.	7,906	3,232
	Entegris Inc.	28,705	2,997
	Skyworks Solutions Inc.	30,508	2,957
*	Western Digital Corp.	60,906	2,942
*	GoDaddy Inc. Class A	29,266	2,928
	Seagate Technology Holdings plc	36,724	2,905
*	Vertiv Holdings Co. Class A	65,334	2,853
	Jabil Inc.	24,435	2,818
	Teradyne Inc.	29,699	2,739
*	EPAM Systems Inc.	10,604	2,738
*	Manhattan Associates Inc.	11,773	2,626
*	Check Point Software Technologies Ltd.	17,842	2,605
*	Dynatrace Inc.	45,768	2,451
*	Super Micro Computer Inc.	8,794	2,405
	Gen Digital Inc.	105,388	2,327
	SS&C Technologies Holdings Inc.	41,271	2,322
*	Flex Ltd.	84,252	2,144
*	Twilio Inc. Class A	32,252	2,086
*	F5 Inc.	11,468	1,963
*	Ceridian HCM Holding Inc.	28,132	1,938
*	Okta Inc. Class A	28,650	1,921
	Amdocs Ltd.	22,567	1,890
*	Nutanix Inc. Class A	43,770	1,886
	Paycom Software Inc.	9,919	1,802
*	Qorvo Inc.	18,665	1,801
*	Pure Storage Inc. Class A	53,542	1,784
*	Globant SA	7,849	1,733
*	Match Group Inc.	53,095	1,719
*	DocuSign Inc. Class A	38,496	1,659
*	Unity Software Inc.	54,782	1,617
*	Guidewire Software Inc.	15,578	1,557
*	CyberArk Software Ltd.	7,686	1,532
*	Lattice Semiconductor Corp.	25,924	1,518
	Universal Display Corp.	8,927	1,510
*	AppLovin Corp. Class A	39,987	1,499
*	UiPath Inc. Class A	71,644	1,416
*	Rambus Inc.	20,581	1,393
*	Dropbox Inc. Class A	49,097	1,384
*	Onto Innovation Inc.	9,292	1,310
*	Arrow Electronics Inc.	10,895	1,292
*	Qualys Inc.	6,991	1,292
*	Elastic NV	14,878	1,196
*	SPS Commerce Inc.	6,932	1,194

		Shares	Market Value ($000)
*	Fabrinet	6,996	1,133
*	MicroStrategy Inc. Class A	2,112	1,052
*	Five9 Inc.	13,547	1,033
*	Wix.com Ltd.	10,179	1,033
*	Smartsheet Inc. Class A	23,960	1,015
*	Toast Inc. Class A	67,637	1,006
*	Novanta Inc.	6,928	1,001
*	Aspen Technology Inc.	5,309	999
	Dolby Laboratories Inc. Class A	11,172	962
*	DXC Technology Co.	40,163	929
*	Teradata Corp.	19,160	905
*	Tenable Holdings Inc.	21,637	896
*	Workiva Inc. Class A	9,211	886
*	Procore Technologies Inc.	14,992	886
	TD SYNNEX Corp.	8,953	883
*	Wolfspeed Inc.	23,663	872
*	DoubleVerify Holdings Inc.	26,233	871
*	Varonis Systems Inc. Class B	20,699	867
*	ZoomInfo Technologies Inc. Class A	59,510	855
*	Monday.com Ltd.	4,692	844
*	SentinelOne Inc. Class A	43,938	839
*	Insight Enterprises Inc.	5,462	827
	Power Integrations Inc.	10,787	824
	Avnet Inc.	17,319	810
*	Gitlab Inc. Class A	16,752	810
*	GLOBALFOUNDRIES Inc.	14,968	804
*	Cirrus Logic Inc.	10,544	800
	Concentrix Corp.	8,345	784
*	Kyndryl Holdings Inc.	43,422	783
*	Axcelis Technologies Inc.	6,130	762
*	Synaptics Inc.	7,484	758
*	Confluent Inc. Class A	35,322	750
*	Altair Engineering Inc. Class A	10,184	738
*	Box Inc. Class A	26,747	700
*	Clarivate plc	90,092	699
	Advanced Energy Industries Inc.	7,186	683
*	Appfolio Inc. Class A	3,590	679
*	Silicon Laboratories Inc.	6,019	634
*	Blackbaud Inc.	8,301	625
*	BlackLine Inc.	10,744	622
*	CommVault Systems Inc.	8,410	619
*	Freshworks Inc. Class A	30,750	616
*	Rapid7 Inc.	11,334	614
*	Global-e Online Ltd.	17,586	602
*	Ziff Davis Inc.	9,016	575
*	Diodes Inc.	8,662	575
*	Yelp Inc. Class A	12,814	560
	Dun & Bradstreet Holdings Inc.	52,202	553
	Vishay Intertechnology Inc.	24,574	546
*	FormFactor Inc.	14,394	541
	Amkor Technology Inc.	19,024	536
*	Braze Inc. Class A	9,700	533
	Kulicke & Soffa Industries Inc.	10,326	532
*	Sprout Social Inc. Class A	8,905	507
*	CCC Intelligent Solutions Holdings Inc.	42,698	499
*	Alarm.com Holdings Inc.	9,120	497
*	RingCentral Inc. Class A	16,247	462
*	Alteryx Inc. Class A	11,449	459

		Shares	Market Value ($000)
	Progress Software Corp.	8,066	434
*	Rogers Corp.	3,217	416
*	Ambarella Inc.	7,025	412
*	LiveRamp Holdings Inc.	12,313	408
	Pegasystems Inc.	7,842	408
*	Perficient Inc.	6,414	397
*	Cargurus Inc. Class A	18,125	392
*	HashiCorp Inc. Class A	18,200	390
*	Allegro MicroSystems Inc.	14,000	381
*	NCR Voyix Corp.	24,187	379
*	Q2 Holdings Inc.	10,524	374
*	Fastly Inc. Class A	21,984	365
*	IonQ Inc.	29,832	365
*	nCino Inc.	13,100	362
*	Impinj Inc.	4,300	359
*	JFrog Ltd.	13,300	359
*	PagerDuty Inc.	16,418	358
*	Envestnet Inc.	9,361	356
*	SiTime Corp.	3,213	355
*	DigitalOcean Holdings Inc.	11,798	349
	Clear Secure Inc. Class A	15,500	331
*,1	C3.ai Inc. Class A	11,200	326
*	Upwork Inc.	22,913	323
*	Schrodinger Inc.	10,132	315
*	Asana Inc. Class A	14,751	310
*	PROS Holdings Inc.	8,268	302
	Xerox Holdings Corp.	21,168	296
	CSG Systems International Inc.	5,901	290
*	Verint Systems Inc.	11,599	285
*	Appian Corp. Class A	7,555	274
*	Bumble Inc. Class A	18,843	261
*	NetScout Systems Inc.	12,879	259
*	MaxLinear Inc. Class A	13,825	259
*	Squarespace Inc. Class A	8,300	233
*	Veradigm Inc.	20,086	231
	CTS Corp.	5,838	226
*	Paycor HCM Inc.	10,300	218
*	Jamf Holding Corp.	12,906	213
*	Magnite Inc.	25,106	203
	Shutterstock Inc.	4,558	200
*	Semtech Corp.	11,903	195
	Adeia Inc.	19,900	183
	Methode Electronics Inc.	6,600	157
*	Everbridge Inc.	7,600	155
*,1	Fiverr International Ltd.	5,953	155
*	N-able Inc.	12,937	154
*	ScanSource Inc.	4,496	150
*	TechTarget Inc.	4,800	142
*	Stratasys Ltd.	12,776	141
*	Yext Inc.	19,847	132
*	Cerence Inc.	7,456	129
*	3D Systems Corp.	23,663	126
*	Matterport Inc.	46,500	117
*	E2open Parent Holdings Inc.	31,424	114
*	BigCommerce Holdings Inc.	12,500	109
*	SolarWinds Corp.	9,438	109
*	Digital Turbine Inc.	18,042	84

		Shares	Market Value ($000)
*	Thoughtworks Holding Inc.	17,700	69
*,2	Yandex NV Class A	54,882	—
			2,552,424
Telecommunications (2.6%)
	Cisco Systems Inc.	782,388	37,852
	Comcast Corp. Class A	781,147	32,722
	Verizon Communications Inc.	803,670	30,805
	AT&T Inc.	1,368,238	22,672
	T-Mobile US Inc.	101,621	15,289
*	Arista Networks Inc.	47,869	10,517
	Motorola Solutions Inc.	31,500	10,170
*	Charter Communications Inc. Class A	19,580	7,834
*	Roku Inc. Class A	23,406	2,439
	Juniper Networks Inc.	60,564	1,723
*	Ciena Corp.	28,314	1,298
*	Frontier Communications Parent Inc.	46,878	1,026
*	Liberty Global Ltd. Class C	41,751	703
	Cable One Inc.	1,116	594
*	Liberty Global Ltd. Class A	36,600	586
*	Lumentum Holdings Inc.	13,124	562
	Cogent Communications Holdings Inc.	8,183	522
	InterDigital Inc.	4,955	495
*	Calix Inc.	11,106	429
*	Extreme Networks Inc.	23,679	382
	Telephone & Data Systems Inc.	18,369	362
*	Viavi Solutions Inc.	42,610	344
*	Lumen Technologies Inc.	186,755	245
	Shenandoah Telecommunications Co.	8,900	198
*	Liberty Latin America Ltd. Class C	26,882	184
*	DISH Network Corp. Class A	46,642	171
	Ubiquiti Inc.	800	90
*	CommScope Holding Co. Inc.	37,903	63
*	Liberty Latin America Ltd. Class A	7,448	50
			180,327
Utilities (0.5%)
	Waste Management Inc.	77,432	13,240
	Republic Services Inc. Class A	39,456	6,386
	American Water Works Co. Inc.	37,090	4,890
	Atmos Energy Corp.	27,519	3,132
	Essential Utilities Inc.	46,095	1,641
*	Clean Harbors Inc.	9,640	1,558
*	Casella Waste Systems Inc. Class A	10,669	863
*	Stericycle Inc.	17,615	827
	New Jersey Resources Corp.	18,291	772
	Southwest Gas Holdings Inc.	11,639	688
	Ormat Technologies Inc.	10,176	685
	ONE Gas Inc.	10,513	606
	Spire Inc.	9,847	601
	California Water Service Group	11,185	566
*	Sunrun Inc.	39,760	513
	SJW Group	5,968	392
	Northwest Natural Holding Co.	6,700	245
*	Sunnova Energy International Inc.	18,706	217
			37,822
Total Common Stocks (Cost $6,131,796)			6,975,961

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[3,4]	Vanguard Market Liquidity Fund (Cost $28,105)	5.438%	281,097	28,107
Total Investments (100.0%) (Cost $6,159,901)				7,004,068
Other Assets and Liabilities—Net (0.0%)				2,469
Net Assets (100%)				7,006,537
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $6,395,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $6,930,000 was received for securities on loan.

REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2023	133	30,435	861

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of November 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	6,973,634	2,327	—	6,975,961
Temporary Cash Investments	28,107	—	—	28,107
Total	7,001,741	2,327	—	7,004,068

Derivative Financial Instruments
Assets
Futures Contracts[1]	861	—	—	861
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.